UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001941114

Fundamental Income Properties, LLC[1]

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Chris Burbach, Executive Vice President, Telephone: (480) 616-0250
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Fundamental Income Properties, LLC, as securitizer, is filing this Form ABS-15G on behalf of the following entities, each of which is an affiliated issuing entity: FIP Master Funding I, LLC, FIP Master Funding II, LLC, FIP Master Funding III, LLC, FIP Master Funding IV, LLC, FIP Master Funding V, LLC, FIP Master Funding VI, LLC, FIP Master Funding VIII, LLC, FIP Master Funding IX, LLC, FIP Master Funding X, LLC, FIP Master Funding XI, LLC, FIP Master Funding XII, LLC, FIP Master Funding XIII, LLC, FIP Master Funding XIV, LLC, FIP Master Funding XV, LLC, FIP Master Funding XVI, LLC, FIP Master Funding XVII, LLC, FIP Master Funding XIX, LLC, FIP Master Funding XXII, LLC, FIP Master Funding XXIV, LLC, FIP Master Funding XXV, LLC, FIP Master Funding XXVI, LLC, FIP Master Funding XXVII, LLC, FIP Master Funding XXVIII, LLC, FIP Master Funding XLV, LLC, FIP Cranston, LLC, 401 Collins Boulevard LLC, FIP Ontario Investments ULC, FIP Florida, LLC, FIP Greenville, LLC, FIP Pennsylvania I, LLC and FIP Pennsylvania II, LLC.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the report of independent accountants on applying agreed-upon procedures, dated February 5, 2026 obtained by the securitizer, with respect to certain agreed-upon procedures performed by Ernst &Young LLP.

EXHIBIT INDEX

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 5, 2026

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Fundamental Income Properties, LLC (Securitizer)

	By:	/s/ Rina Paniry
Name: Rina Paniry
Title: Chief Financial Officer & Executive Vice President

Date: February 6, 2026